Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and presented in US dollars. The year end is June 30.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Concentrations of Vendors

Concentrations of Vendors

During the fiscal year ended June 30, 2026, there are four vendors of the Company which each accounts for more than ten percent of the total purchases. The top four suppliers account for 23.4%, 13.9%, 13.1% and 12.4% of the total purchases respectively. During the fiscal year ended June 30, 2025, there are three vendors which account for more than 10% of the Company’s total purchases individually, and they account for 22.48%, 18.54% and 10.92% of the total purchases respectively. As of June 30, 2026 and 2025, there were four and three vendors, respectively, that accounted for 66% and 44% of the trade payables, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, accounts receivable and other receivables arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions, yet the Company does not have any insurance which covers the cash balances. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant accounting estimates and assumptions are as follows:

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which losses can be used in the future. Additionally, GMEX Robotics Corporation and all its subsidiaries (collectively, “the Group”) recognize deferred taxes based on temporary differences determined from the tax base and the carrying amount of certain assets and liabilities, using the rates in force. Management’s significant professional judgment is required to determine the deferred income and social contribution tax assets to be recognized based on reasonable timing and future taxable profit level jointly with future tax planning strategies.

The Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments, as most leases do not provide an implicit rate.

The Company analyzed the convertible notes under ASC 815 and determined there were certain features not clearly and closely related to the host debt instrument. As such, the Company elected the fair value option to fair value the convertible notes under the guidance in ASC 825.

The Company regularly assesses the impairment indicators of goodwill and intangible assets with indefinite useful lives. Determination of the recoverable amount of the cash-generating unit to which goodwill was attributed also includes the use of estimates and requires significant judgment by management.

The Company assesses the aggregate relative fair values of the warrants by using the Monte Carlo and Black-Scholes models, which to some extent, also requires judgement by management.

Revenue Recognition

Revenue Recognition

The Company generates its main income source from the sales of merchandise, which includes the sales of various gym equipment and fitness products. It recognizes this merchandise revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from contracts with customers,” (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company’s main revenue stream is from sales of products. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery or when control of the goods has effectively passed to customers. The Company offers refunds, repairs and replacements in accordance with the Australian Consumer Law. The Company also provides warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers. The Company recognized the estimated sales discount and returns against its revenues in the same period as the original sales transaction.

The Company evaluates shipping and handling activities performed outbound to customers. Pursuant to the practical expedient under ASC 606, the Company has elected to account for shipping and handling activities that occur after control of the related products has transferred to the customer as fulfillment activities rather than as a separate performance obligation. Amounts billed to customers for shipping and handling are included as a component of Revenue in the consolidated statements of operations and comprehensive loss. The Company records these amounts on a gross basis, as the Company maintains primary responsibility for fulfillment, sets the shipping prices charged to customers, and directs the delivery services. Costs incurred by the Company for shipping and handling which primarily includes carrier fees, freight, and handling supplies are classified within Cost of Goods Sold as incurred.

Deferred Revenue

Deferred Revenue

The Company recognized the deposits received from its customers as deferred revenue if the goods or service have not been delivered. It would be recognized as revenue when the goods or service are delivered. During the fiscal years ended June 30, 2026 and 2025, a total of $335,956 and $209,100, respectively, of deferred revenue was recognized into merchandise revenue. At June 30, 2026 and 2025, a total of $514,310 and $335,956, respectively, of revenue has been deferred to be recognized in future periods as merchandise revenue.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions of the Accounting Standards Codification (“ASC”) 718, “Accounting for Stock Compensation,” which establishes accounting standards for the transaction in which an entity exchanges its equity instruments for goods or services. In accordance with guidance provided under ASC 718, the Company recognizes an expense for the fair value of its stock awards at the time of the grant and the fair value of its outstanding stock options as they vest, whether held by employees or others. During the fiscal years ended June 30, 2026 and 2025, the Company has issued 64 and nil shares for services, respectively, and the value of those shares were determined at the prevailing market prices at the time of issuing.

Customers Loyalty Program

Customers Loyalty Program

For certain sales transactions, the Company offers loyalty points to its customers based on the dollar value of the transaction which gives the customer the option to acquire additional goods or services at a price that is lower than its stand-alone selling price. In accordance with Topic 606, the Company evaluates whether these loyalty points constitute separate performance obligations and the need to allocate the transaction price between revenue and performance obligation. As of June 30, 2026 and 2025, the Company does not believe that any separate performance obligation under the loyalty program is material.

Fair Value Option (“FVO”) Election

Fair Value Option (“FVO”) Election

The Company entered into convertible notes payable, measured at fair value on September 23, 2025, October 8, 2025, November 7, 2025, March 13, 2026 and May 27, 2026 (the “Convertible Notes at Fair Value”). As permitted under ASC 825, Financial Instruments   (“ASC 825”), the Company elected the FVO to account for the Convertible Notes at Fair Value. In accordance with ASC 825, the Company recorded them at fair value. The FVO may be applied instrument by instrument, but it is irrevocable. Subsequent changes in fair value would be recorded as a separate line in the consolidated statements of operations and comprehensive loss. As a result of applying the FVO, direct costs and fees related to the Convertible Notes at Fair Value were expensed as incurred. The Company concluded it was appropriate to apply the FVO to Convertible Notes at Fair Value because they are liabilities that are not, in whole or in part, classified as a component of stockholders’ equity. In addition, the Convertible Notes at Fair Value met other applicable criteria for electing the FVO under ASC 825.

Fair Value Measurements

Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets.

Level 2 - Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 - Unobservable inputs reflecting management’s view about the assumptions that market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of June 30, 2026, the Company has outstanding convertible notes payable held a fair value and the estimated fair values of these instruments approximated their carrying values due to their relatively short maturities.

●	Financial Instruments Recorded at Fair Value

The following tables present the Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 4)	$36,611,405	$-	$-	$36,611,405
Investments in a Fund (Refer Note 5)	7,933,224	-	-	7,933,224
Assets	$44,544,629	$-	$-	$44,544,629

Liabilities:
Convertible Notes at Fair Value (Refer Note 11)	$-	$-	$38,098,883	$38,098,883
Liabilities	$-	$-	$38,098,883	$38,098,883

Fair Value Measurements at June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital Assets (Refer Note 4)	$-	$-	$-	$-
Investments in a Fund (Refer Note 5)	-	-	-	-
Assets	$-	$-	$-	$-

Liabilities:
Convertible Notes at Fair Value (Refer Note 11)	$-	$-	$-	$-
Liabilities	$-	$-	$-	$-

Convertible notes payable, at fair value

Convertible notes payable, at fair value

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value:

Convertible Note payable at fair value
Balance as of June 30, 2024	$-
Issuance of convertible notes at fair value	-
Gain on extinguishment of debt recorded as a capital transaction	-
Change in fair value of related party note and convertible notes at fair value	-
Balance as of June 30, 2025	$-

Balance as of June 30, 2025	$-
Issuance of convertible notes at fair value	63,945,000
Change in fair value of Convertible Notes at Fair Value	(2,661,956)
Conversion into common stock	(28,003,094)
Exchange of Series C Convertible Notes into Series D Convertible Notes	4,818,933
Balance as of June 30, 2026	$38,098,883

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company accounts for its convertible debt under the fair value option. At the issuance date of the Convertible Notes at Fair Value, the Company determined that the fair value approximated the principal amount.

The measurement of fair value of the Convertible Notes at Fair Value as of June 30, 2026 was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a Monte Carlo Simulation Model, which incorporates estimates and assumptions concerning the Company’s prospects and market indications to estimate the value of the Convertible Notes at Fair Value. The Convertible Notes at Fair Value are classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar instruments. Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the Convertible Notes at Fair Values:

	Inception Date	Inception Date	Inception Date
	September 23, 2025	October 8, 2025	November 7, 2025
	Note	Note	Note
Underlying market price on valuation date	$4,264	$2,969	$665
Effective contractual conversion rates	$4,654	$3,036	$913
Contractual term to maturity	2 Years	2 Years	2 Years
Market volatility:
Volatility	174.05%	173.15%	172.75%
Discount rate	16.79%	16.84%	16.81%
Risk-free rate	3.53%	3.58%	3.55%

	Inception Date	Inception Date	Year Ended
	March 13, 2026	May 27, 2026	June 30, 2026
	Note	Note	Note
Underlying market price on valuation date	$74.34	$15.75	$3.47
Effective contractual conversion rates	$115.66	$20.08	$20.08 - 4,654
Contractual term to maturity	2 Years	2 Years	1.23 - 1.91 Years
Market volatility:
Volatility	104.19%	102.95%	82.71 - 100.68%
Discount rate	16.99%	17.26%	17.28 - 17.39%
Risk-free rate	3.73%	4.00%	4.02 - 4.13%

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Subtopic 825-10, Financial Instruments requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities as reflected in the consolidated balance sheets, are approximately fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Digital assets

Digital assets

Since September 2025, the Company has begun investing in digital assets. The Company accounts for its digital assets, which are comprised of cryptocurrencies and stablecoins, as indefinite-lived intangible assets. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheet at fair value. The cost of cryptocurrencies disposed of is determined using the first-in, first-out (FIFO) method. Upon disposal, the difference between the net disposal proceeds and the carrying amount of the cryptocurrencies disposed of is recognised in profit or loss. Staking rewards are recognized as other income when the Company obtains control of the awarded tokens. Under the adoption of ASU 2023-08 on July 1, 2025, cryptocurrencies and stablecoins are measured at fair value as of each reporting period. As of June 30, 2026, the Company held $1,230,805 of cryptocurrencies as the collateral of the Series Note A, and $35,380,600 of stablecoins as the collateral of the Series Note D. These collaterals are being held in a BitGo account which are owned by the Company, and jointly-controlled by the Company and the note holders of the Series Note A and Series Note D. The custodian fees are recorded as costs embedded in the general and administrative expenses.

The Company determines and records the fair value of their digital assets in accordance with ASC Topic 820, “Fair Value Measurement”, based on quoted prices on the active exchange(s) that they have determined is the principal market for such assets (Level 1 inputs). The Company determines the cost basis of their digital assets using the cost at the time of acquisition of each unit received. Realized and unrealized gains and losses are recorded in the Company’s consolidated statements of operations and comprehensive loss.

Investment in funds

Investment in funds

The Company accounts for its investment in funds in accordance with ASC Topic 825, Financial Instruments. The investments held by the Company during the year ended June 30, 2026, are treated as a trading fund with the realized or unrealized gains and losses reflected in Other income (expense) on the consolidated statements of operations and comprehensive loss. During the year ended June 30, 2026 and 2025, the Company recorded an unrealized loss on investments in fund of $39,910 and nil, respectively. Investment in funds are stated at fair value in accordance with ASC Topic 321, Investments- Equity Securities. Any changes in the fair value of the Company’s investment in funds are included in net income (loss) under the caption of Unrealized gain (loss) from investment in funds. The market value of the investment in funds is determined using prices as reflected on an established market, using Level 1 fair value inputs. Realized and unrealized gains and losses are determined on historical cost basis. The investments in funds totals $7,930,000 and nil as of June 30, 2026 and 2025, respectively.

Marketable Securities

Marketable Securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 825, Financial Instruments. The investments held by the Company during the fiscal years ended June 30, 2026 and 2025, are treated as trading securities with the realized or unrealized gains and losses reflected in Other income (expense) on the consolidated statements of operations and comprehensive loss. During the years ended June 30, 2026 and 2025, the Company recorded a realized gain on investments in marketable securities of nil and $50,675, respectively.

Advertising and Promotion

Advertising and Promotion

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expense as incurred. The Company has $546,196 and $416,596 in sales and marketing expenses for the years ended June 30, 2026 and 2025, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

The Company has adopted ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the consolidated financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Inventory

Inventory

Inventory consists of only finished goods and is stated at the lower of cost and net realizable value on a ‘first in first out’ basis. Cost comprises of direct materials and delivery costs, direct labor, import duties and other taxes, and an appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Stock in transit is stated at the lower of cost and net realizable value. Cost comprises purchase and delivery costs, net of rebates and discounts received or receivable.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

The Company regularly reviews the valuation of inventory and establishes an inventory reserve allowance for slow-moving, obsolete, excess, or damaged inventory, as well as inventory with net realizable values below cost.

The Company records an allowance for potentially excess and obsolete inventory based upon recent sales history, the quantity of inventory on-hand, and a forecast of potential use of the inventory. The Company periodically reviews inventory to identify excess quantities and part numbers that are experiencing a reduction in demand. Any part numbers with quantities identified during this process are reserved for at rates based upon management’s judgment, historical rates, and consideration of possible scrap and liquidation values which may be as high as 100% of cost if no liquidation market exists for the part.

During the year ended June 30, 2026, the Company recorded allowance of inventory of $1,658,866 (2025:nil), which are included in cost of goods sold on the consolidated statements of operations and comprehensive loss.

Accounts Receivable & Note Receivable

Accounts Receivable & Note Receivable

The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Account balances deemed to be uncollectible are charged to bad debt expense and included in the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of June 30, 2026 and 2025, the Company has considered no allowance for doubtful receivable accounts.

The Company estimates expected credit losses over the contractual life of its trade accounts receivable and note receivable using the Current Expected Credit Loss (CECL) model in accordance with ASC 326. The allowance for credit losses reflects management’s estimate of expected credit losses inherent in the outstanding receivable balances as of each balance sheet date.

Prepaid Expenses and Deposits

Prepaid Expenses and Deposits

Prepaid expenses consist of advance payments for goods and services and are recognized as expense over the periods benefited.

Deposits primarily represent amounts advanced in connection with potential acquisition, investment, or strategic business transactions. Such deposits are recorded at cost and are reviewed periodically to assess recoverability. Upon completion of the related transaction, the deposit is applied against the purchase consideration or otherwise accounted for in accordance with the nature of the transaction. As of June 30, 2026, deposits related to potential acquisition and investment opportunities amounted to $2,060,000 (2025: nil). If the transaction is terminated or the deposit is determined to be unrecoverable, the amount is written off in the period such determination is made. At June 30, 2026 and 2025, the Company has considered $100,000 and nil allowance for deposit, respectively.

Prepaid expenses and deposits expected to be realized within one year are classified as current assets.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, net of depreciation. Depreciation is recognized over the estimated useful lives of the related assets using the straight-line method. Depreciation expense totaled $25,907 and $9,467 for the years ended June 30, 2026 and 2025, respectively.

Repairs and maintenance costs that do not improve or extend the useful lives of the respective assets are expensed to operations as incurred in the Consolidated Statements of Operations. Major renewals and betterments that substantially extend the useful life, increase capacity, or improve the efficiency of existing assets are capitalized and depreciated over the remaining estimated useful life of the asset. For the fiscal years ended June 30, 2026 and 2025, no significant repair or maintenance expenses were incurred.

When property, plant, and equipment are disposed of, the historical cost and accumulated depreciation are removed from the Consolidated Balance Sheets. Any resulting gain or loss is recognized in the Consolidated Statements of Operations and comprehensive loss in the period of disposal. There were no disposals of property, plant, and equipment during the fiscal years ended June 30, 2026 and 2025.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Potential impairments of long lived assets are reviewed when events or changes in circumstances indicate a potential impairment may exist. In accordance with ASC Subtopic 360-10, “Property, Plant and Equipment – Overall”, impairment is recognized when estimated future undiscounted cash flows associated with an asset are less than the asset’s carrying value.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist of brand names and goodwill. At June 30, 2026 and 2025, the Company had brand names and goodwill with costs of approximately $337,504 and $1,161,052 respectively, which all have indefinite lives. The Company evaluates intangible assets with indefinite lives for impairment at least annually or when events or changes in circumstances indicate that an impairment may exist. The Company determined that none of its intangible assets were impaired in the fiscal years ended June 30, 2026 and 2025.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

The Company computes income (loss) per common share in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding, plus the issuance of common shares, if dilutive, that could result from the exercise of outstanding stock options and warrants.    For the fiscal years ended June 30, 2026 and 2025, the calculation is also reflective of the effects of the 1-for-9 share consolidation which was effective on July 2, 2026 and September 28, 2026, respectively (Note 15). As of June 30, 2026 and 2025, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of loss per share as their effect would have been anti-dilutive.

	June 30,
	2026	2025
Convertible notes payable	1,871,146	–
Total common stock equivalents	1,871,146	-

Comprehensive Income (loss)

Comprehensive Income (loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting comprehensive income (loss) and its components. Comprehensive income or loss is defined as the change in equity during a period from transactions and other events from non-owner sources. The component of comprehensive loss totaling $98,424 for the year ended June 30, 2026, and comprehensive income totaling $3,518 for the year ended June 30, 2025, related to foreign currency translation adjustment.

Foreign Currencies

Foreign Currencies

The Company determined that its functional currency is the Australian dollar since the Australian dollar is the currency of the environment in which the Company primarily generates and expends cash; however, the Company’s reporting currency is the U.S. dollar. Foreign currency transaction gains and losses represent gains and losses resulting from transactions entered into in a currency other than the functional currency of the Company. These transaction gains and losses, if any, are included in results of operations.

Leases

Leases

The Company accounts for leases in accordance with ASC Topic 842, Lease. Operating lease right-of-use assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is presented on the consolidated statements of operations and comprehensive loss.

As permitted under ASC Topic 842, the Company has made an accounting policy election not to apply the lease recognition provision to short term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term.

Convertible notes

Convertible notes

The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including certain convertible instruments and contracts on an entity’s own equity. ASU 2020-06 removes the separation models required for convertible debt with cash conversion features and convertible instruments with beneficial conversion features. It also removes certain settlement conditions that were required for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation for convertible instruments. Accordingly, the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note to determine whether the conversion option qualifies for the equity classification scope exception under Subtopic 815-40. The Company selected the fair value option for its convertible notes payable. The notes are carried at fair value, with changes in fair value recognized in other income (expense), net, in the consolidated statements of operations. Accordingly, no beneficial conversion feature, debt discount, or issuance cost amortization is recognized subsequent to the election of the fair value option.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Warrant derivatives

Warrant derivatives

Warrants that do not meet the criteria for equity classification—including those with provisions that could require net cash settlement or those with anti-dilution price-protection features (e.g., down-round protection)—are classified as liabilities. These warrants are recorded at their fair value on the date of issuance and are remeasured to fair value at each reporting date. Changes in the fair value of the warrant liabilities are recognized as a component of “Other income (expense), net” in the Consolidated Statements of Operations and Comprehensive Loss. The Company utilizes the Monte Carlo Simulation to estimate the fair value of these warrants.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the one identified reportable segments.   The Company’s business includes only one segment, which is the trading of Gym Equipment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to expand disclosures, on an annual and interim basis, about reporting segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is to be applied retrospectively to all prior periods presented in the financial statements with an effective date for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of ASU 2023-07 had no impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregation information related to income taxes paid, income or loss from continuing operations before income tax expenses or benefit, and income tax expense or benefit from continuing operations. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Adoption of ASU 2023-09 does not have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require public business entities to provide additional disaggregated disclosures of certain expense categories presented within relevant income statement captions. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statement disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The amendments clarify the accounting for certain induced conversions of convertible debt instruments. The amendments are effective for fiscal years beginning after December 15, 2025. The Company holds convertible debt instruments within the scope of the amended guidance. The Company is currently evaluating the impact of adopting ASU 2024-04 and, based on its preliminary assessment, does not expect the adoption of this standard to have a material effect on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments introduce a practical expedient for estimating expected credit losses on current accounts receivable and contract assets and provide certain private entities with an accounting policy election related to subsequent cash collections. The amendments are effective for fiscal years beginning after December 15, 2025, including interim periods therein, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Going Concern

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue trading, realise its assets and discharge its liabilities in the ordinary course of business for a period of at least 12 months from the date that these consolidated financial statements are approved.

The Directors note that:

●	The Group made a loss of $7,131,972 from its continuing operations for the year ended June 30, 2026;
●	The Group held cash and cash equivalents of $14,919,028 as of June 30, 2026;
●	The Group incurred a net cash outflow from operating activities of $8,544,595 for the year ended June 30, 2026;
●	A successful fund raising from convertible notes and issued new shares during the year ended June 30, 2026 which raised $63,945,000 and $8,042,737, respectively, before cost of capital.

In assessing the appropriateness of using the going concern assumption, the Directors have noted:

●	There are reasonable grounds to believe that the Company will be able to continue as a going concern as the Directors are satisfied that the Company will be able to either secure additional working capital as required through raising additional capital or reducing the Company’s discretionary spending;
●	Accordingly, the directors consider it appropriate to prepare the consolidated financial statements on a going concern basis.

Whilst the Directors remain confident in the Company’s ability to access further working capital through debt, equity or asset sales if required, there remains material uncertainty as to whether the Company will continue as a going concern.

Had the going concern basis not been used, adjustments would need to be made relating to the recoverability and classification of certain assets, and the classification and measurement of certain liabilities to reflect the fact that the Company may be required to realize its assets and settle its liabilities other than in the ordinary course of business, and at amounts different from those stated in the consolidated financial statements.

Subsequent Events

Subsequent Events

In accordance with ASC Topic 855, Subsequent Events, the Company has evaluated subsequent events through November 2, 2026; the date the consolidated financial statements were available for issue.